Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Financing Receivables
Summary of the components of financing receivables

	Investment in		Client Loan and
	Sales-Type and	Commercial	Installment Payment
($ in millions)	Direct Financing	Financing	Receivables/
At December 31, 2019:	Leases	Receivables	(Loans)	Total
Financing receivables, gross	$6,077	$3,836	$13,592	$23,504
Unearned income	(509)	(4)	(570)	(1,083)
Recorded investment	$5,567	$3,831	$13,022	$22,421
Allowance for credit losses	(72)	(11)	(138)	(221)
Unguaranteed residual value	652	—	—	652
Guaranteed residual value	53	—	—	53
Total financing receivables, net	$6,199	$3,820	$12,884	$22,904
Current portion	$2,334	$3,820	$8,037	$14,192
Noncurrent portion	$3,865	$—	$4,847	$8,712

	Investment in		Client Loan and
	Sales-Type and	Commercial	Installment Payment
($ in millions)	Direct Financing	Financing	Receivables/
At December 31, 2018:	Leases	Receivables	(Loans)	Total
Financing receivables, gross	$6,846	$11,889	$13,614	$32,348
Unearned income	(526)	(37)	(632)	(1,195)
Recorded investment	$6,320	$11,852	$12,981	$31,153
Allowance for credit losses	(99)	(13)	(179)	(292)
Unguaranteed residual value	589	—	—	589
Guaranteed residual value	85	—	—	85
Total financing receivables, net	$6,895	$11,838	$12,802	$31,536
Current portion	$2,834	$11,838	$7,716	$22,388
Noncurrent portion	$4,061	$—	$5,086	$9,148

Schedule of financing receivables and allowance for credit losses by portfolio segment	($ in millions)($ in millions)
Schedule of past due financing receivables

			Recorded	Billed	Recorded
	Total	Recorded	Investment	Invoices	Investment
($ in millions)	Recorded	Investment	>90 Days and	>90 Days and	Not
At December 31, 2019:	Investment	>90 Days (1)	Accruing (1)	Accruing	Accruing (2)
Americas	$3,419	$187	$147	$11	$41
EMEA	1,186	28	13	2	17
Asia Pacific	963	19	7	1	11
Total lease receivables	$5,567	$234	$168	$14	$69

Americas	$6,726	$127	$71	$11	$72
EMEA	3,901	77	8	3	72
Asia Pacific	2,395	26	6	2	21
Total loan receivables	$13,022	$231	$85	$15	$166

Total	$18,590	$465	$253	$29	$235

			Recorded	Billed	Recorded
	Total	Recorded	Investment	Invoices	Investment
($ in millions)	Recorded	Investment	>90 Days and	>90 Days and	Not
At December 31, 2018:	Investment	>90 Days (1)	Accruing (1)	Accruing	Accruing (3)
Americas	$3,827	$310	$256	$19	$57
EMEA	1,341	25	9	1	16
Asia Pacific	1,152	49	27	3	24
Total lease receivables	$6,320	$385	$292	$24	$97

Americas	$6,817	$259	$166	$24	$99
EMEA	3,675	98	25	3	73
Asia Pacific	2,489	40	11	1	31
Total loan receivables	$12,981	$397	$202	$29	$203

Total	$19,301	$782	$494	$52	$300
(1)	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)	Of the recorded investment not accruing, $191 million is individually evaluated for impairment with a related allowance of $171 million.
(3)	Of the recorded investment not accruing, $249 million is individually evaluated for impairment with a related allowance of $219 million.

Schedule of net recorded investment by credit quality indicator

($ in millions)	Lease Receivables			Loan Receivables
At December 31, 2019:	Americas	EMEA	Asia Pacific	Americas	EMEA	Asia Pacific
Credit rating
Aaa—Aa3	$465	$54	$43	$1,028	$193	$189
A1—A3	750	181	454	1,186	395	892
Baa1—Baa3	955	409	147	1,882	1,527	619
Ba1—Ba2	746	326	154	1,513	921	388
Ba3—B1	215	140	101	471	564	205
B2—B3	242	50	47	522	253	72
Caa—D	13	2	2	36	18	10
Total	$3,385	$1,162	$947	$6,638	$3,871	$2,376

($ in millions)	Lease Receivables			Loan Receivables
At December 31, 2018:	Americas	EMEA	Asia Pacific	Americas	EMEA	Asia Pacific
Credit rating
Aaa—Aa3	$593	$45	$85	$1,055	$125	$185
A1—A3	678	158	413	1,206	436	901
Baa1—Baa3	892	417	297	1,587	1,148	648
Ba1—Ba2	852	426	191	1,516	1,175	417
Ba3—B1	433	171	84	770	472	184
B2—B3	299	90	50	531	249	109
Caa—D	26	10	7	47	28	15
Total	$3,774	$1,319	$1,128	$6,712	$3,633	$2,457